UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06121

Morgan Stanley Pacific Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%)
	Australia (a)(11.7%)
	Airlines
193,703	Qantas Airways Ltd.	$484,343

	Biotechnology
16,411	CSL Ltd.	453,984

	Capital Markets
32,649	Macquarie Group Ltd.	1,438,501

	Chemicals
264,877	Incitec Pivot Ltd.	784,719
37,322	Nufarm Ltd. (b)	335,280
		1,119,999
	Commercial Banks
71,283	Australia & New Zealand Banking Group Ltd.	1,363,475
53,657	National Australia Bank Ltd.	1,245,347
46,153	Westpac Banking Corp.	969,698
		3,578,520
	Construction & Engineering
1,851,892	Boart Longyear Group (c)	545,575

	Industrial Conglomerates
336,118	CSR Ltd.	536,496

	Information Technology Services
88,423	Computershare Ltd.	904,595

	Insurance
35,911	QBE Insurance Group Ltd. (b)	725,665
56,250	Suncorp-Metway Ltd.	440,665
		1,166,330
	Media
464,718	Fairfax Media Ltd. (b)	707,516

	Metals & Mining
19,472	BHP Billiton Ltd.	674,873
267,638	BlueScope Steel Ltd.	616,649
263,505	OneSteel Ltd.	721,328
15,329	Rio Tinto Ltd.	915,144
		2,927,994
	Oil, Gas & Consumable Fuels
140,268	Centennial Coal Co. Ltd.	450,551

	Textiles, Apparel & Luxury Goods
46,401	Billabong International Ltd.	428,234

	Total Australia	14,742,638

	Bermuda (a)(2.9%)
	Distributors
130,000	Li & Fung Ltd. (d)	590,637

	Electric Utilities
26,000	Cheung Kong Infrastructure Holdings Ltd. (d)	96,874

	Metals & Mining
51,800	Aquarius Platinum Ltd. (b)(c)(e)	303,405

	Real Estate Management & Development
116,000	Hongkong Land Holdings Ltd. (b)(d)	541,047
21,000	Kerry Properties Ltd. (d)	93,106
		634,153
	Specialty Retail
86,690	Esprit Holdings Ltd. (d)	607,860
4,023,160	GOME Electrical Appliances Holdings Ltd. (c)(d)	1,406,625
		2,014,485
	Total Bermuda	3,639,554

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Cayman Islands (a)(1.5%)
	Food Products
352,000	Want Want China Holdings Ltd.	$224,596

	Machinery
71,000	Sany Heavy Equipment International Holdings Co. Ltd. (c)	72,927

	Metals & Mining
549,200	China Zhongwang Holdings Ltd. (c)(f)	570,849

	Personal Products
24,000	Hengan International Group Co. Ltd.	160,328

	Real Estate Management & Development
32,000	China Resources Land Ltd.	56,954

	Specialty Retail
572,000	Belle International Holdings Ltd.	645,640

	Textiles, Apparel & Luxury Goods
268,000	China Dongxiang Group Co.	172,382

	Total Cayman Islands	1,903,676

	China (a)(7.9%)
	Automobiles
573,000	Dongfeng Motor Group Co., Ltd. (H Shares)	742,453

	Beverages
34,000	Tsingtao Brewery Co. Ltd. (H Shares)	169,024

	Commercial Banks
780,900	Bank of China Ltd. (H Shares)	373,683
621,000	China Citic Bank Corp. Ltd. (H Shares)	414,607
2,658,000	China Construction Bank Corp. (H Shares)	2,028,419
1,813,000	Industrial & Commercial Bank of China (H Shares)	1,317,922
		4,134,631
	Energy Equipment & Services
28,000	China Oilfield Services Ltd. (H Shares)	33,143

	Independent Power Producers & Energy Traders
123,000	China Longyuan Power Group Corp. (H Shares) (c)(f)	152,088

	Insurance
355,000	China Life Insurance Co. Ltd. (H Shares)	1,570,084
137,400	China Pacific Insurance Group Co. Ltd. (H Shares) (c)(f)	511,448
117,500	Ping An Insurance Group Co. of China Ltd. (H Shares)	911,365
		2,992,897
	Investment Company
100,000	Investment Co. of China (g)	0

	Oil, Gas & Consumable Fuels
1,038,000	China Petroleum & Chemical Corp. (H Shares)	810,425
888,000	PetroChina Co. Ltd. (H Shares)	992,775
		1,803,200
	Total China	10,027,436

	Hong Kong (a)(4.8%)
	Commercial Banks
126,500	BOC Hong Kong Holdings Ltd.	263,593
6,700	Hang Seng Bank Ltd.	93,712
		357,305
	Electric Utilities
14,000	CLP Holdings Ltd.	94,578

	Gas Utilities
91,000	Hong Kong & China Gas Co., Ltd.	197,441

	Independent Power Producers & Energy Traders
301,800	China Resources Power Holdings Co., Ltd.	582,526

	Industrial Conglomerates
58,500	Beijing Enterprises Holdings Ltd.	407,127
58,000	Hutchison Whampoa Ltd.	394,797

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited) continued

186,000	Shanghai Industrial Holdings Ltd.	$861,957
		1,663,881
	Metals & Mining
292,000	Fushan International Energy Group Ltd.	250,257

	Real Estate Management & Development
37,000	Cheung Kong Holdings Ltd.	435,795
217,800	New World Development Ltd.	356,480
363,000	Sino-Ocean Land Holdings Ltd.	293,751
138,250	Wharf Holdings Ltd.	682,700
		1,768,726
	Wireless Telecommunication Services
116,500	China Mobile Ltd.	1,098,849

	Total Hong Kong	6,013,563

	India (a)(2.8%)
	Commercial Banks
220,800	Yes Bank Ltd. (c)	1,184,091

	Machinery
52,393	Tata Motors Ltd.	784,301

	Pharmaceuticals
67,879	Dr Reddys Laboratories Ltd.	1,630,716

	Total India	3,599,108

	Indonesia (a)(4.6%)
	Automobiles
212,500	Astra International Tbk PT	810,223

	Commercial Banks
1,414,500	Bank Central Asia Tbk PT	752,614
1,593,000	Bank Mandiri Tbk PT	788,889
1,005,500	Bank Rakyat Indonesia	817,065
		2,358,568
	Construction Materials
208,500	Indocement Tunggal Prakarsa Tbk PT	299,675

	Diversified Telecommunication Services
1,133,500	Telekomunikasi Indonesia Tbk PT	1,125,275

	Food Products
717,000	Indofood Sukses Makmur Tbk PT	273,465

	Gas Utilities
974,000	Perusahaan Gas Negara PT	390,431

	Oil, Gas & Consumable Fuels
2,101,000	Bumi Resources Tbk PT	552,628

	Total Indonesia	5,810,265

	Japan (a)(h)(45.9%)
	Auto Components
13,100	Toyoda Gosei Co. Ltd.	360,112

	Automobiles
202,100	Nissan Motor Co., Ltd. (c)	1,634,267
47,500	Suzuki Motor Corp. (b)	1,074,349
48,900	Toyota Motor Corp.	1,875,282
49,300	Yamaha Motor Co., Ltd. (b)(c)	671,734
		5,255,632
	Building Products
34,800	Daikin Industries Ltd.	1,285,187
166,000	Nippon Sheet Glass Co., Ltd.	426,822
112,000	Sanwa Holdings Corp.	307,581
		2,019,590
	Chemicals
159,000	Daicel Chemical Industries Ltd.	952,024
214,000	Denki Kagaku Kogyo KK	867,306
134,000	Kaneka Corp.	866,380

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited) continued

31,300	Lintec Corp.	$601,405
146,000	Mitsubishi Chemical Holdings Corp.	609,150
35,300	Nifco, Inc.	767,128
67,000	Shin-Etsu Polymer Co., Ltd.	421,824
218,000	Teijin Ltd.	659,335
114,000	Toyo Ink Manufacturing Co., Ltd.	471,829
		6,216,381
	Commercial Services & Supplies
67,000	Dai Nippon Printing Co., Ltd. (b)	924,564
11,700	Nissha Printing Co., Ltd. (b)	492,951
		1,417,515
	Computers & Peripherals
246,000	Fujitsu Ltd.	1,503,152
302,000	NEC Corp. (c)	778,200
264,000	Toshiba Corp. (c)	1,441,861
		3,723,213
	Construction & Engineering
55,000	Kyudenko Corp.	331,969
47,000	Maeda Road Construction Co., Ltd.	347,704
175,000	Obayashi Corp.	618,030
30,000	Sanki Engineering Co., Ltd.	202,454
		1,500,157
	Consumer Finance
46,900	Hitachi Capital Corp.	632,521

	Diversified Telecommunication Services
20,100	Nippon Telegraph & Telephone Corp.	849,004

	Electric Utilities
20,900	Tokyo Electric Power Co., Inc. (The)	563,690

	Electrical Equipment
177,000	Furukawa Electric Co., Ltd.	855,327

	Electronic Equipment, Instruments & Components
36,900	FUJIFILM Holdings Corp.	1,181,911
29,200	Hitachi High-Technologies Corp.	574,601
224,000	Hitachi Ltd. (c)	767,703
15,300	Kyocera Corp.	1,417,722
43,400	Mitsumi Electric Co., Ltd. (c)	752,372
24,100	Ryosan Co., Ltd.	578,885
18,800	TDK Corp.	1,210,034
		6,483,228
	Food & Staples Retailing
27,700	FamilyMart Co., Ltd.	875,975

	Food Products
24,200	House Foods Corp. (b)	355,178
43,000	Nippon Meat Packers, Inc. (c)	542,533
		897,711
	Household Durables
75,900	Casio Computer Co., Ltd. (b)	550,862
101,900	Panasonic Corp.	1,603,022
143,000	Sekisui Chemical Co., Ltd.	967,328
85,000	Sekisui House Ltd. (b)	806,103
35,100	Sony Corp.	1,168,770
		5,096,085
	Leisure Equipment & Products
51,900	Yamaha Corp.	620,059

	Machinery
111,000	Amada Co., Ltd.	744,387
79,000	Daifuku Co., Ltd.	502,855
22,800	Fuji Machine Manufacturing Co., Ltd.	348,172
55,000	Fujitec Co., Ltd.	305,068

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited) continued

29,200	Kurita Water Industries Ltd. (b)	$903,250
130,000	Minebea Co., Ltd.	687,537
323,000	Mitsubishi Heavy Industries Ltd. (b)	1,124,859
154,000	Tsubakimoto Chain Co. (b)	688,317
		5,304,445
	Media
24,600	Toho Co., Ltd.	408,253

	Metals & Mining
178,000	Mitsui Mining & Smelting Co., Ltd. (c)	467,750
97,000	Nippon Steel Corp.	350,928
		818,678
	Office Electronics
45,700	Canon, Inc.	1,788,576
103,000	Ricoh Co., Ltd.	1,467,283
		3,255,859
	Pharmaceuticals
35,900	Astellas Pharma, Inc.	1,323,376
61,300	Daiichi Sankyo Co., Ltd.	1,277,643
23,900	Ono Pharmaceutical Co., Ltd.	1,061,870
		3,662,889
	Road & Rail
14,000	East Japan Railway Co.	939,867

	Semiconductors & Semiconductor Equipment
15,000	Rohm Co., Ltd.	1,005,780

	Software
5,500	Nintendo Co., Ltd.	1,537,993

	Textiles, Apparel & Luxury Goods
45,000	Nisshinbo Holdings, Inc.	391,194

	Trading Companies & Distributors
145,000	Marubeni Corp.	840,672
74,600	Mitsubishi Corp.	1,793,474
52,000	Nagase & Co., Ltd.	608,150
		3,242,296
	Total Japan	57,933,454

	Malaysia (a)(1.0%)
	Commercial Banks
157,800	CIMB Group Holdings BHD	584,577

	Construction & Engineering
201,460	IJM Corp. BHD	271,498

	Diversified Financial Services
240,500	AMMB Holdings BHD	341,515

	Electric Utilities
12,600	Tenaga Nasional Berhad	29,430

	Total Malaysia	1,227,020

	Philippines (a)(0.9%)
	Diversified Financial Services
158,000	Ayala Corp.	988,048
2,198,000	Metro Pacific Investments Corp. (c)	122,345

	Total Philippines	1,110,393

	Singapore (a)(1.6%)
	Commercial Banks
35,000	DBS Group Holdings Ltd.	352,833
68,600	Oversea-Chinese Banking Corp., Ltd.	397,447
22,500	United Overseas Bank Ltd.	289,923
		1,040,203
	Food Products
993,000	Golden Agri-Resources Ltd. (c)	363,861

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited) continued

157,000	Indofood Agri Resources Ltd. (c)	$225,643
		589,504
	Industrial Conglomerates
20,000	Keppel Corp., Ltd.	118,287

	Oil, Gas & Consumable Fuels
83,000	Straits Asia Resources Ltd.	126,312

	Real Estate Management & Development
81,000	CapitaLand Ltd.	220,145

	Total Singapore	2,094,451

	South Korea (a) (7.6%)
	Auto Components
1,240	Hyundai Mobis (c)	157,672

	Automobiles
428	Hyundai Motor Co. (c)	41,917
36,150	Kia Motors Corp. (c)	607,265
		649,182
	Chemicals
351	Cheil Industries, Inc.	16,839
3,457	LG Chem Ltd.	594,105
3,285	OCI Co., Ltd. (c)	490,069
19,649	SSCP Co., Ltd. (c)	112,300
		1,213,313
	Commercial Banks
5,868	KB Financial Group, Inc. (c)	253,035
28,750	Korea Exchange Bank (c)	326,205
20,094	Shinhan Financial Group Co., Ltd. (c)	701,865
		1,281,105
	Construction & Engineering
6,000	Hyundai Engineering & Construction Co., Ltd. (c)	332,018

	Electronic Equipment, Instruments & Components
24,310	LG Display Co., Ltd.	790,746
8,800	LG Display Co., Ltd. (ADR) (b)(c)(f)	142,736
		933,482
	Food & Staples Retailing
1,008	Shinsegae Co., Ltd.	454,682

	Household Durables
19,340	Woongjin Coway Co., Ltd. (c)	595,303

	Information Technology Services
9,880	SK C&C Co., Ltd.	444,948

	Insurance
333	Samsung Fire & Marine Insurance Co., Ltd.	53,115

	Internet Software & Services
1,376	NHN Corp. (c)	204,397

	Media
1,463	Cheil Worldwide, Inc.	332,301

	Oil, Gas & Consumable Fuels
69	SK Energy Co., Ltd.	6,264

	Personal Products
157	Amorepacific Corp. (c)	109,449

	Semiconductors & Semiconductor Equipment
3,516	Samsung Electronics Co., Ltd.	2,369,335

	Software
2,871	NCSoft Corp. (c)	320,323

	Wireless Telecommunication Services
21,510	LG Telecom Ltd. (c)	166,701

	Total South Korea	9,623,590

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Taiwan (a)(5.6%)
	Capital Markets
501,000	Yuanta Financial Holding Co., Ltd.		$317,478

	Chemicals
18,000	Taiwan Fertilizer Co., Ltd.		58,250

	Computers & Peripherals
202,409	Acer, Inc.		556,905
15,935	HTC Corp.		154,123
248,000	Lite-On Technology Corp.		315,218
103,238	Wistron Corp.		193,751
0	Wistron Corp. (Registered GDR) (f)		5
			1,220,002
	Diversified Financial Services
433,000	Fubon Financial Holding Co., Ltd. (c)		503,006

	Electronic Equipment, Instruments & Components
596,980	AU Optronics Corp.		660,611
413,488	HON HAI Precision Industry Co., Ltd.		1,734,515
56,000	Prime View International Co. Ltd. (c)		101,868
			2,496,994
	Food Products
19,000	Uni-President Enterprises Corp.		20,293

	Insurance
355,900	Cathay Financial Holding Co., Ltd. (c)		599,539

	Metals & Mining
534,000	China Steel Corp.		541,107

	Semiconductors & Semiconductor Equipment
245,000	Siliconware Precision Industries Co.		323,993
524,143	Taiwan Semiconductor Manufacturing Co., Ltd.		1,000,139
			1,324,132
	Total Taiwan		7,080,801

	Thailand (a)(0.5%)
	Commercial Banks
102,400	Kasikornbank PCL		270,676

	Oil, Gas & Consumable Fuels
21,700	Banpu PCL (NVDR)		340,778

	Total Thailand		611,454

	Total Common Stocks (Cost $116,511,613)		125,417,403

	Preferred Stock (0.4%)
	South Korea (a)
	Semiconductors & Semiconductor Equipment
1,002	Samsung Electronics Co., Ltd. (Cost $367,503)		440,751

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	Malaysia (0.0%)
	Hotels/Resorts/Cruiselines
20,146	IJM Corp. BHD (Cost $1,491) (c)	10/24/14	6,497

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (7.3%)
	Securities Held as Collateral on Loaned Securities (7.0%)
	Repurchase Agreement (1.5%)
1,941	Bank of America Securities LLC (0.12% dated 01/29/10, due 02/01/10; proceeds $1,940,544) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 08/01/33; valued at $1,979,335 (Cost $1,940,525)		1,940,525

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (i) (5.5%)
6,894	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $6,893,651)		$6,893,651

	Total Securities Held as Collateral on Loaned Securities (Cost $8,834,176)		8,834,176

	Investment Company (i) (0.3%)
380	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $379,990)		379,990

	Total Short-Term Investments (Cost $9,214,166)		9,214,166

	Total Investments (Cost $126,094,773) (j)(k)	107.0%	135,078,817
	Liabilities in Excess of Other Assets	(7.0)	(8,796,322)
	Net Assets	100.0%	$126,282,495

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)

Securities with a total market value equal to $124,487,028 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(b)

The values of loaned securities and related collateral outstanding at January 31, 2010 were $8,369,288 and $8,897,457, respectively. The Fund received cash collateral of $8,834,176 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2010, there was uninvested cash of $63,281 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)	Security trades on the Hong Kong exchange.
(e)	Security trades on the Australian Securities Exchange.
(f)	Security noted was not fair valued in accordance with (a) above.
(g)	Resale is restricted to qualified institutional investors.
(h)

At January 31, 2010, investments in securities of issuers in Japan represented 45.9% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(i)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(j)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Pacific Growth Fund Inc.*

Portfolio of Investments • January 31, 2010 (unaudited) continued

Forward Foreign Currency Contracts Open at January 31, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$9,726	PHP	453,750	02/01/2010	$32
MYR	17,628		$5,162	02/02/2010	(6)
MYR	24,707		$7,226	02/03/2010	17
		Net Unrealized Appreciation			$43

Currency Abbreviations:

MYR	Malaysian Ringgit.
PHP	Philippine Peso.

Morgan Stanley Pacific Growth Fund Inc.*

Summary of Investments • January 31, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Commercial Banks	$14,789,676		11.7%
Electronic Equipment, Instruments & Components	9,913,704		7.8
Chemicals	8,607,943		6.8
Automobiles	7,457,490		5.9
Machinery	6,161,673		4.9
Household Durables	5,691,388		4.5
Metals & Mining	5,412,290		4.3
Pharmaceuticals	5,293,605		4.2
Semiconductors & Semiconductor Equipment	5,139,998		4.1
Computers & Peripherals	4,943,215		3.9
Insurance	4,811,881		3.8
Oil, Gas & Consumable Fuels	3,279,733		2.6
Office Electronics	3,255,859		2.6
Trading Companies & Distributors	3,242,296		2.6
Real Estate Management & Development	2,679,978		2.1
Specialty Retail	2,660,125		2.1
Construction & Engineering	2,649,248		2.1
Industrial Conglomerates	2,318,664		1.8
Building Products	2,019,590		1.6
Food Products	2,005,569		1.6
Diversified Telecommunication Services	1,974,279		1.6
Diversified Financial Services	1,954,914		1.5
Software	1,858,316		1.5
Capital Markets	1,755,979		1.4
Media	1,448,070		1.1
Commercial Services & Supplies	1,417,515		1.1
Information Technology Services	1,349,543		1.1
Food & Staples Retailing	1,330,657		1.1
Wireless Telecommunication Services	1,265,550		1.0
Textiles, Apparel & Luxury Goods	991,810		0.8
Road & Rail	939,867		0.7
Electrical Equipment	855,327		0.7
Electric Utilities	784,572		0.6
Independent Power Producers & Energy Traders	734,614		0.6
Consumer Finance	632,521		0.5
Leisure Equipment & Products	620,059		0.5
Distributors	590,637		0.5
Gas Utilities	587,872		0.5
Auto Components	517,784		0.4
Airlines	484,343		0.4
Biotechnology	453,984		0.4
Investment Companies	379,990		0.3
Construction Materials	299,675		0.2
Personal Products	269,777		0.2
Internet Software & Services	204,397		0.2
Beverages	169,024		0.1
Energy Equipment & Services	33,143		0.0
Hotels/Resorts/Cruiselines	6,497		0.0

	$126,244,641	+ ^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^	Does not include open forward foreign currency contracts with net unrealized appreciation of $43.

Morgan Stanley Pacific Growth Fund Inc.*

Notes to the Portfolio of Investments • January 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Airlines	$484,343	—	$484,343	—
Auto Components	517,784	—	517,784	—
Automobiles	7,457,490	—	7,457,490	—
Beverages	169,024	—	169,024	—
Biotechnology	453,984	—	453,984	—
Building Products	2,019,590	—	2,019,590	—
Capital Markets	1,755,979	—	1,755,979	—
Chemicals	8,607,943	—	8,607,943	—
Commercial Banks	14,789,676	—	14,789,676	—
Commercial Services & Supplies	1,417,515	—	1,417,515	—
Computers & Peripherals	4,943,215	$5	4,943,210	—
Construction & Engineering	2,649,248	—	2,649,248	—
Construction Materials	299,675	—	299,675	—
Consumer Finance	632,521	—	632,521	—
Distributors	590,637	—	590,637	—
Diversified Financial Services	1,954,914	—	1,954,914	—
Diversified Telecommunication Services	1,974,279	—	1,974,279	—
Electric Utilities	784,572	—	784,572	—
Electrical Equipment	855,327	—	855,327	—
Electronic Equipment, Instruments & Components	9,913,704	142,736	9,770,968	—
Energy Equipment & Services	33,143	—	33,143	—

Food & Staples Retailing	1,330,657	—	1,330,657	—
Food Products	2,005,569	—	2,005,569	—
Gas Utilities	587,872	—	587,872	—
Household Durables	5,691,388	—	5,691,388	—
Independent Power Producers & Energy Traders	734,614	152,088	582,526	—
Industrial Conglomerates	2,318,664	—	2,318,664	—
Information Technology Services	1,349,543	—	1,349,543	—
Insurance	4,811,881	511,448	4,300,433	—
Internet Software & Services	204,397	—	204,397	—
Investment Company	0	—	0	—
Leisure Equipment & Products	620,059	—	620,059	—
Machinery	6,161,673	—	6,161,673	—
Media	1,448,070	—	1,448,070	—
Metals & Mining	5,412,290	570,849	4,841,441	—
Office Electronics	3,255,859	—	3,255,859	—
Oil, Gas & Consumable Fuels	3,279,733		3,279,733	—
Personal Products	269,777	—	269,777	—
Pharmaceuticals	5,293,605	—	5,293,605	—
Real Estate Management & Development	2,679,978	—	2,679,978	—
Road & Rail	939,867	—	939,867	—
Semiconductors & Semiconductor Equipment	4,699,247	—	4,699,247	—
Software	1,858,316	—	1,858,316	—
Specialty Retail	2,660,125	—	2,660,125	—
Textiles, Apparel & Luxury Goods	991,810	—	991,810	—
Trading Companies & Distributors	3,242,296	—	3,242,296	—
Wireless Telecommunication Services	1,265,550	—	1,265,550	—
Total Common Stocks	125,417,403	1,377,126	124,040,277	—
Preferred Stock	440,751	—	440,751	—
Warrant	6,497	6,497	—	—
Short-Term Investments
Repurchase Agreement	1,940,525	—	1,940,525	—
Investment Company	7,273,641	7,273,641	—	—
Total Short-Term Investments	9,214,166	7,273,641	1,940,525	—
Forward Foreign Currency Contracts	49	—	49	—
Total	$135,078,866	$8,657,264	$126,421,602	—

Liabilities:
Forward Foreign Currency Contracts	$(6)	—	$(6)	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) and Morgan Stanley Investment Management Company (MSIMC) (collectively the “Sub-Advisers”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the

Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company.  The Directors of the Fund approved an Agreement and Plan of Reorganization (the “Plan”).  Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”).  Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund.  The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010